MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2025
Marketable Securities [Abstract]
Schedule of available-for-sale marketable securities
	December 31, 2025
	Amortized cost	Gross unrealized losses	Fair value
Maturing within one year:
Corporate bonds	$25,966	$(281)	$25,685
Governmental bonds	1,689	(24)	1,665
Balance as of December 31, 2025	$27,655	$(305)	$27,350

	December 31, 2024
	Amortized cost	Gross unrealized losses	Fair value
Maturing within one year:
Corporate bonds	$3,241	$(22)	$3,219
Governmental bonds	-	-	-
Maturing between one to five years:
Corporate bonds	28,343	(1,250)	27,093
Governmental bonds	1,715	(83)	1,632

Balance as of December 31, 2024	$33,299	$(1,355)	$31,944

Schedule of position of gross unrealized losses and fair values
	Less than 12 months		12 months and greater
	Fair value	Gross unrealized loss	Fair value	Gross unrealized loss
As of December 31, 2025	$-	$-	$27,350	$(305)
	Less than 12 months		12 months and greater
	Fair value	Gross unrealized loss	Fair value	Gross unrealized loss
As of December 31, 2024	$-	$-	$31,944	$(1,355)